Provision for Income Taxes (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Provision For Income Taxes [Abstract]
Net operating losses	$ 1,371,196
Valuation allowance	(1,371,196)
Deferred tax assets operating loss carry forwards net of valuation allowance, total